Financial Assets and Financial Liabilities_The Maximum Exposure To Loss From Its Continuing Involvement In The Derecognized Financial Assets(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement	₩ 13,202	₩ 20,404
Fair value of continuing involvement	13,202	20,404
Financial assets at fair value through profit or loss | Subordinate debt | Discovery 2nd Securitization Specialty Co., Ltd.
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement	5,190	5,596
Fair value of continuing involvement	5,190	5,596
Financial assets at fair value through profit or loss | Subordinate debt | FK 1411 ABS Ltd.
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement	1,062	5,428
Fair value of continuing involvement	1,062	5,428
Financial assets at fair value through profit or loss | Subordinate debt | AP 3B ABS Ltd.
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement	646	3,205
Fair value of continuing involvement	646	3,205
Financial assets at fair value through profit or loss | Subordinate debt | AP 4D ABS Ltd.
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement	6,304	6,175
Fair value of continuing involvement	₩ 6,304	₩ 6,175